Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

September 30, 2024

	Shares/ Principal	Fair Value
Common Stocks - 98.2%
Aerospace & Defense - 0.9%
General Dynamics Corp.	1,508	$455,718
Lockheed Martin Corp.	748	437,251
		892,969
Automobile Components - 0.0%†
BorgWarner, Inc.	754	27,363

Automobiles - 2.2%
Tesla, Inc. *	8,431	2,205,803

Biotechnology - 0.9%
Amgen, Inc.	124	39,954
Biogen, Inc. *	901	174,650
Gilead Sciences, Inc.	2,660	223,014
Natera, Inc. *	1,127	143,073
Neurocrine Biosciences, Inc. *	2,597	299,226
		879,917
Broadline Retail - 5.2%
Amazon.com, Inc. *	25,207	4,696,820
Coupang, Inc. *	2,520	61,866
MercadoLibre, Inc. *	206	422,704
		5,181,390
Building Products - 0.3%
Trane Technologies PLC	820	318,759

Capital Markets - 0.8%
CME Group, Inc.	863	190,421
S&P Global, Inc.	1,108	572,415
		762,836
Chemicals - 0.1%
Ecolab, Inc.	455	116,175

Commercial Services & Supplies - 2.6%
Cintas Corp.	7,628	1,570,453
Waste Connections, Inc.	1,152	206,001
Waste Management, Inc.	3,819	792,824
		2,569,278
Communications Equipment - 1.2%
Arista Networks, Inc. *	1,501	576,114
Motorola Solutions, Inc.	1,424	640,273
		1,216,387
Construction & Engineering - 0.1%
EMCOR Group, Inc.	269	115,813
MasTec, Inc. *	120	14,772
		130,585
Consumer Staples Distribution & Retail - 2.5%
Costco Wholesale Corp.	1,972	1,748,218
Kroger Co. (The)	1,018	58,331
Walmart, Inc.	8,967	724,085
		2,530,634
Electrical Equipment - 0.5%
Eaton Corp. PLC	1,575	522,018

	Shares/ Principal	Fair Value

Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	7,335	$477,948
Flex Ltd. *	11,676	390,329
TE Connectivity PLC	6,497	980,982
		1,849,259
Entertainment - 1.5%
Netflix, Inc. *	1,640	1,163,202
ROBLOX Corp., Class A *	3,730	165,090
Spotify Technology SA *	328	120,878
		1,449,170
Financial Services - 4.7%
Berkshire Hathaway, Inc., Class B *	103	47,407
Mastercard, Inc., Class A	5,094	2,515,417
Visa, Inc., Class A	7,651	2,103,642
		4,666,466
Ground Transportation - 0.6%
CSX Corp.	1,742	60,151
Uber Technologies, Inc. *	6,508	489,142
		549,293
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. *	5,707	478,246
Stryker Corp.	2,141	773,458
		1,251,704
Health Care Providers & Services - 0.7%
Elevance Health, Inc.	132	68,640
HCA Healthcare, Inc.	1,626	660,855
		729,495
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A *	311	65,270

Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc.	277	1,166,757
Chipotle Mexican Grill, Inc. *	3,951	227,657
DoorDash, Inc., Class A *	1,458	208,100
Light & Wonder, Inc. *	466	42,280
Marriott International, Inc., Class A	921	228,961
Texas Roadhouse, Inc.	2,594	458,101
Wingstop, Inc.	440	183,075
		2,514,931
Household Durables - 0.7%
NVR, Inc. *	19	186,424
Taylor Morrison Home Corp. *	2,913	204,667
Toll Brothers, Inc.	2,285	353,010
		744,101
Household Products - 1.1%
Kimberly-Clark Corp.	4,672	664,732
Procter & Gamble Co. (The)	2,436	421,915
		1,086,647
Industrial REITs - 0.2%
Lineage, Inc.	2,191	171,731

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value

Insurance - 0.9%
Marsh & McLennan Cos., Inc.	978	$218,182
Progressive Corp. (The)	2,697	684,391
		902,573
Interactive Media & Services - 10.3%
Alphabet, Inc., Class A	12,484	2,070,471
Alphabet, Inc., Class C	17,407	2,910,276
Meta Platforms, Inc., Class A	8,540	4,888,638
Pinterest, Inc., Class A *	3,511	113,651
Snap, Inc., Class A *	18,907	202,305
		10,185,341
IT Services - 0.4%
Accenture PLC, Class A	330	116,648
Cloudflare, Inc., Class A *	933	75,470
Kyndryl Holdings, Inc. *	2,441	56,094
Snowflake, Inc., Class A *	1,461	167,811
		416,023
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	904	134,226
IQVIA Holdings, Inc. *	39	9,242
Thermo Fisher Scientific, Inc.	831	514,031
		657,499
Machinery - 0.4%
Oshkosh Corp.	377	37,779
Parker-Hannifin Corp.	613	387,306
		425,085
Media - 0.5%
Comcast Corp., Class A	11,142	465,401

Metals & Mining - 0.2%
Nucor Corp.	1,669	250,917

Pharmaceuticals - 4.6%
Eli Lilly and Co.	3,432	3,040,546
Merck & Co., Inc.	11,870	1,347,957
Pfizer, Inc.	787	22,776
Zoetis, Inc.	676	132,077
		4,543,356
Semiconductors & Semiconductor Equipment - 17.5%
Advanced Micro Devices, Inc. *	10,004	1,641,456
Applied Materials, Inc.	1,792	362,074
Broadcom, Inc.	22,658	3,908,505
KLA Corp.	537	415,858
Lam Research Corp.	1,377	1,123,742
Micron Technology, Inc.	1,407	145,920
NVIDIA Corp.	72,871	8,849,454
QUALCOMM, Inc.	5,271	896,334
		17,343,343
Software - 17.6%
Adobe, Inc. *	2,600	1,346,228
Atlassian Corp., Class A *	1,584	251,555

	Shares/ Principal	Fair Value

Software (continued)
Autodesk, Inc. *	2,330	$641,868
Crowdstrike Holdings, Inc., Class A *	1,793	502,883
Datadog, Inc., Class A *	4,303	495,103
Dropbox, Inc., Class A *	8,298	211,018
Fortinet, Inc. *	11,208	869,180
HubSpot, Inc. *	551	292,912
Intuit, Inc.	1,491	925,911
Manhattan Associates, Inc. *	1,492	419,819
Microsoft Corp.	17,878	7,692,903
Oracle Corp.	5,800	988,320
Palantir Technologies, Inc., Class A *	1,594	59,297
Palo Alto Networks, Inc. *	1,480	505,864
Salesforce, Inc.	2,050	561,106
ServiceNow, Inc. *	1,331	1,190,433
Synopsys, Inc. *	654	331,179
Teradata Corp. *	2,730	82,828
Workday, Inc., Class A *	516	126,116
		17,494,523
Specialty Retail - 1.3%
AutoNation, Inc. *	229	40,973
Burlington Stores, Inc. *	123	32,408
Home Depot, Inc. (The)	289	117,103
Penske Automotive Group, Inc.	431	70,003
Ross Stores, Inc.	3,399	511,583
TJX Cos., Inc. (The)	4,413	518,704
		1,290,774
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	33,312	7,761,696
Dell Technologies, Inc., Class C	3,136	371,741
Hewlett Packard Enterprise Co.	15,109	309,130
HP, Inc.	7,846	281,436
NetApp, Inc.	5,827	719,693
Pure Storage, Inc., Class A *	2,146	107,815
Seagate Technology Holdings PLC	3,069	336,148
Super Micro Computer, Inc. *	555	231,102
		10,118,761
Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor Corp. *	1,476	235,348
NIKE, Inc., Class B	4,501	397,888
Skechers USA, Inc., Class A *	516	34,531
		667,767
Trading Companies & Distributors - 0.3%
Ferguson Enterprises, Inc.	616	122,319
WW Grainger, Inc.	157	163,093
		285,412
Total Common Stocks
(Cost - $62,218,450)		97,478,956

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

	Shares/ Principal	Fair Value
Short-Term Investments - 1.9%
Money Market Funds - 1.9%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.83%(a) (Cost - $1,860,854)	1,860,854	$1,860,854

Total Investments - 100.1%
(Cost - $64,079,304)		$99,339,810
Other Assets Less Liabilities - Net (0.1)%		(118,561)
Total Net Assets - 100.0%		$99,221,249

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2024

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	4	12/20/2024	$1,620,900	$34,905